AFBA 5STAR FUND, INC.
        AFBA 5STAR MID CAP VALUE FUND (FORMERLY, AFBA 5STAR MID CAP FUND)
                            AFBA 5STAR SMALL CAP FUND
                            AFBA 5STAR LARGE CAP FUND
                           AFBA 5STAR USA GLOBAL FUND
                            AFBA 5STAR BALANCED FUND
    AFBA 5STAR TOTAL RETURN BOND FUND (FORMERLY, AFBA 5STAR HIGH YIELD FUND)
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           (COLLECTIVELY, THE "FUNDS")

                                 Advisory Series
                            Class A, B, and C Shares

     Supplement dated August 31, 2007 to the Prospectus dated July 31, 2007

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

                                  NAME CHANGE

        AFBA 5STAR HIGH YIELD FUND TO AFBA 5STAR TOTAL RETURN BOND FUND

The Board of Directors has approved the name change of the AFBA 5Star High Yield Fund to the AFBA 5Star Total Return Bond Fund.

Notwithstanding the change in the Fund's name to the AFBA 5Star Total Return Bond Fund, until such time as the Fund's shareholders approve a proposal permitting the re-classification of the Fund's investment objective and policies as non-fundamental, the Fund is still subject to the requirement that, under normal circumstances, at least 80% of its net assets must be invested in high-yielding, higher-risk debt securities. A meeting to approve this proposal is scheduled to be held on or about October 15, 2007.

      CHANGE IN INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The second bullet point under the heading "Investment Objectives and Principal Investment Strategies" on page 1 of the Prospectus is replaced with the following:

o AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities issued by small capitalization or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of less than $2.5 billion at the time of purchase, or if the company's market capitalization would place it in the lowest 20% of total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or are traded on the NASDAQ system.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              AFBA 5STAR FUND, INC.
        AFBA 5STAR MID CAP VALUE FUND (FORMERLY, AFBA 5STAR MID CAP FUND)
                            AFBA 5STAR SMALL CAP FUND
                            AFBA 5STAR LARGE CAP FUND
                           AFBA 5STAR USA GLOBAL FUND
                            AFBA 5STAR BALANCED FUND
    AFBA 5STAR TOTAL RETURN BOND FUND (FORMERLY, AFBA 5STAR HIGH YIELD FUND)
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           (COLLECTIVELY, THE "FUNDS")

                              Institutional Series
                                 Class I Shares


     Supplement dated August 31, 2007 to the Prospectus dated July 31, 2007

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
     IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

                                  NAME CHANGE

        AFBA 5STAR HIGH YIELD FUND TO AFBA 5STAR TOTAL RETURN BOND FUND

The Board of Directors has approved the name change of the AFBA 5Star High Yield Fund to the AFBA 5Star Total Return Bond Fund.

Notwithstanding the change in the Fund's name to the AFBA 5Star Total Return Bond Fund, until such time as the Fund's shareholders approve a proposal permitting the re-classification of the Fund's investment objective and policies as non-fundamental, the Fund is still subject to the requirement that, under normal circumstances, at least 80% of its net assets must be invested in high-yielding, higher-risk debt securities. A meeting to approve this proposal is scheduled to be held on or about October 15, 2007.

      CHANGE IN INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The second bullet point under the heading "Investment Objectives and Principal Investment Strategies" on page 1 of the Prospectus is replaced with the following:

o AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities issued by small capitalization or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of less than $2.5 billion at the time of purchase, or if the company's market capitalization would place it in the lowest 20% of total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or are traded on the NASDAQ system.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              AFBA 5STAR FUND, INC.
        AFBA 5STAR MID CAP VALUE FUND (FORMERLY, AFBA 5STAR MID CAP FUND)
                            AFBA 5STAR SMALL CAP FUND
                            AFBA 5STAR LARGE CAP FUND
                           AFBA 5STAR USA GLOBAL FUND
                            AFBA 5STAR BALANCED FUND
    AFBA 5STAR TOTAL RETURN BOND FUND (FORMERLY, AFBA 5STAR HIGH YIELD FUND)
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           (COLLECTIVELY, THE "FUNDS")

                                Retirement Series
                                 Class R Shares

     Supplement dated August 31, 2007 to the Prospectus dated July 31, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

                                  NAME CHANGE

        AFBA 5STAR HIGH YIELD FUND TO AFBA 5STAR TOTAL RETURN BOND FUND

The Board of Directors has approved the name change of the AFBA 5Star High Yield Fund to the AFBA 5Star Total Return Bond Fund.

Notwithstanding the change in the Fund's name to the AFBA 5Star Total Return Bond Fund, until such time as the Fund's shareholders approve a proposal permitting the re-classification of the Fund's investment objective and policies as non-fundamental, the Fund is still subject to the requirement that, under normal circumstances, at least 80% of its net assets must be invested in high-yielding, higher-risk debt securities. A meeting to approve this proposal is scheduled to be held on or about October 15, 2007.

      CHANGE IN INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The second bullet point under the heading "Investment Objectives and Principal Investment Strategies" on page 1 of the Prospectus is replaced with the following:

o AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities issued by small capitalization or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of less than $2.5 billion at the time of purchase, or if the company's market capitalization would place it in the lowest 20% of total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or are traded on the NASDAQ system.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              AFBA 5STAR FUND, INC.
        AFBA 5STAR MID CAP VALUE FUND (FORMERLY, AFBA 5STAR MID CAP FUND)
                            AFBA 5STAR SMALL CAP FUND
                            AFBA 5STAR LARGE CAP FUND
                           AFBA 5STAR USA GLOBAL FUND
                            AFBA 5STAR BALANCED FUND
    AFBA 5STAR TOTAL RETURN BOND FUND (FORMERLY, AFBA 5STAR HIGH YIELD FUND)
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           (COLLECTIVELY, THE "FUNDS")


              Supplement dated August 31, 2007 to the Statement of
                   Additional Information dated July 31, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH
                    THE STATEMENT OF ADDITIONAL INFORMATION

                                  NAME CHANGE

        AFBA 5STAR HIGH YIELD FUND TO AFBA 5STAR TOTAL RETURN BOND FUND

The Board of Directors has approved the name change of the AFBA 5Star High Yield Fund to the AFBA 5Star Total Return Bond Fund.

Notwithstanding the change in the Fund's name to the AFBA 5Star Total Return Bond Fund, until such time as the Fund's shareholders approve a proposal permitting the re-classification of the Fund's investment objective and policies as non-fundamental, the Fund is still subject to the requirement that, under normal circumstances, at least 80% of its net assets must be invested in high-yielding, higher-risk debt securities. A meeting to approve this proposal is scheduled to be held on or about October 15, 2007.

               INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS

The fourth paragraph under the heading "Information about the Funds' Investments and Risks" on page 2 of the Statement of Additional Information is replaced with the following:

AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in domestic equity securities of small capitalization companies or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of up to $2.5 billion at the time of purchase, or if its individual market capitalization would place it, at the time of purchase, in the lowest 20% of total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or are traded on the NASDAQ system. Based on current market conditions, the current target is issuers with individual market capitalizations of $2.5 billion or less. Equity securities include domestic common stocks, preferred stocks and securities convertible into common stock or preferred stock. The Fund will normally invest in a broad array of securities, diversified in terms of companies and industries.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The table under the sub-heading "Disclosure of Portfolio Holdings" in the "Information about the Funds' Investments and Risks" section on page 12 of the Statement of Additional Information is replaced with the following:

---------------------------------------- -------------------------------- --------------------------------------
INFORMATION POSTING                      FREQUENCY OF DISCLOSURE          DATE OF WEB POSTING
---------------------------------------- -------------------------------- --------------------------------------
Top 10 Portfolio Holdings                Quarterly                        30 calendar days after the end of
                                                                          each calendar quarter
---------------------------------------- -------------------------------- --------------------------------------


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.